EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses		$ 428	$ 402	$ 431
Contribution Plan		$ 408	$ 363	$ 292
Subsequent Event [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution Plan	$ 408